UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin        Boston, MA             August 12, 2011
----------------------------- --------------------- -------------------------
   [Signature]                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total: $ 114,891
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279     Andrew Weiss
2   028-12910     BIP GP LLC

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                                                        FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6       COLUMN 7 COLUMN 8
                                                         VALUE    SHR OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
ALLIED IRISH BKS P L C       SPON ADR ORD     019228808      599   281,165 SH       SHARED-DEFINED      1,2   281,165           0
BMB MUNAI INC                COM              09656A105      529   529,246 SH       SHARED-DEFINED      1,2   529,246           0
CORNERSTONE PROGRESSIVE RTN  COM              21925C101      941   131,418 SH       SHARED-DEFINED      1,2   131,418           0
GENCORP INC                  COM              368682100    2,522   392,770 SH       SHARED-DEFINED      1,2   392,770           0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   20,820   972,913 SH       SHARED-DEFINED      1,2   972,913           0
HELIX BIOPHARMA CORP         COM              422910109    1,039   350,000 SH       SHARED-DEFINED      1,2   350,000           0
IBERO-AMERICA FD INC         COM              45082X103    1,900   249,652 SH       SHARED-DEFINED      1,2   249,652           0
INFOSYS TECHNOLOGIES LTD     SPONSORED ADR    456788108    1,399    21,445 SH       SHARED-DEFINED      1,2    21,445           0
ISHARES INC                  MSCI CHILE INVES 464286640      418     5,551 SH       SHARED-DEFINED      1,2     5,551           0
ISHARES INC                  MSCI JAPAN       464286848    1,721   165,000 SH       SHARED-DEFINED      1,2   165,000           0
ISHARES TR                   MSCI EMERG MKT   464287234   11,919   250,400 SH       SHARED-DEFINED      1,2   250,400           0
ISHARES TR                   HIGH YLD CORP    464288513    1,922    21,047 SH       SHARED-DEFINED      1,2    21,047           0
ISHARES S&P GSCI COMMODITY I UNIT BEN INT     46428R107    1,183    34,682 SH       SHARED-DEFINED      1,2    34,682           0
LMP CAP & INCOME FD INC      COM              50208A102    1,765   128,616 SH       SHARED-DEFINED      1,2   128,616           0
MI DEVS INC                  CL A SUB VTG     55304X104    9,737   319,994 SH       SHARED-DEFINED      1,2   319,994           0
MANAGED HIGH YIELD PLUS FD I COM              561911108       41    16,472 SH       SHARED-DEFINED      1,2    16,472           0
MARKET VECTORS ETF TR        MINOR METALS     57060U472      308    11,940 SH       SHARED-DEFINED      1,2    11,940           0
MARKET VECTORS ETF TR        VIETNAM ETF      57060U761    1,978    94,834 SH       SHARED-DEFINED      1,2    94,834           0
MEDCATH CORP                 COM              58404W109      179    13,187 SH       SHARED-DEFINED      1,2    13,187           0
MYREXIS INC                  COM              62856H107       55    15,499 SH       SHARED-DEFINED      1,2    15,499           0
PATNI COMPUTER SYS           SPONS ADR        703248203      467    31,961 SH       SHARED-DEFINED      1,2    31,961           0
PHARMATHENE INC              COM              71714G102    1,171   398,250 SH       SHARED-DEFINED      1,2   398,250           0
POWERSHARES ETF TRUST II     MENA FRNTR ETF   73936Q603      242    20,041 SH       SHARED-DEFINED      1,2    20,041           0
SHELTON GTR CHINA FD         SH BEN INT       823014105    2,154   283,820 SH       SHARED-DEFINED      1,2   283,820           0
SIGA TECHNOLOGIES INC        COM              826917106    4,522   464,322 SH       SHARED-DEFINED      1,2   464,322           0
SILICONWARE PRECISION INDS L SPONSD ADR SPL   827084864      968   155,640 SH       SHARED-DEFINED      1,2   155,640           0
SPROTT PHYSICAL GOLD TRUST   UNIT             85207H104      145    11,100 SH       SHARED-DEFINED      1,2    11,100           0
SUNAMERICA FCSED ALPHA GRW F COM              867037103    2,049    98,634 SH       SHARED-DEFINED      1,2    98,634           0
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100   36,630 2,904,839 SH       SHARED-DEFINED      1,2 2,904,839           0
UNITED MICROELECTRONICS CORP SPON ADR NEW     910873405    2,253   880,239 SH       SHARED-DEFINED      1,2   880,239           0
WISDOMTREE TRUST             EMG MKTS SMCAP   97717W281    1,053    20,055 SH       SHARED-DEFINED      1,2    20,055           0
WISDOMTREE TRUST             INDIA ERNGS FD   97717W422      506    21,103 SH       SHARED-DEFINED      1,2    21,103           0
QIAO XING MOBILE COMM CO LTD SHS              G73031109    1,755   943,508 SH       SHARED-DEFINED      1,2   943,508           0
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